Segment and Related Information, Long-Lived Assets byGeographic Location (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	$ 10,714	$ 10,481
US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	5,365	5,060
Germany [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	1,747	1,754
The Netherlands [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	730	749
France [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	557	558
Other Non - US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	2,315	2,360
Total Non - US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	$ 5,349	$ 5,421